STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capitall [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 80		$ 311,107	$ (286)	$ (299,581)	$ 11,320
Balance, shares at Dec. 31, 2017	46,453,583
Exercise of options and ESPP shares	$ 8		31,764			31,772
Exercise of options and ESPP shares, shares	2,816,043
Share-based compensation			72,330			72,330
Equity Component of Convertible senior notes			57,038			57,038
Effect of adopting new accounting standard, Revenue from Contracts with Customers					18,330	18,330
Other comprehensive income (loss)				(1,405)		(1,405)
Net loss					(37,120)	(37,120)
Balance at Dec. 31, 2018	$ 88		472,239	(1,691)	(318,371)	152,265
Balance, shares at Dec. 31, 2018	49,269,626
Exercise of options and ESPP shares	$ 6		29,368			29,368
Exercise of options and ESPP shares, shares	2,256,293
Share-based compensation			109,476			109,476
Other comprehensive income (loss)				3,048		3,048
Net loss					(86,414)	(86,414)
Balance at Dec. 31, 2019	$ 94		611,083	1,357	(404,785)	207,749
Balance, shares at Dec. 31, 2019	51,525,919
Exercise of options and ESPP shares	$ 13		36,096			36,109
Exercise of options and ESPP shares, shares	4,501,124
Share-based compensation			147,439			147,439
Equity Component of Convertible senior notes			67,337			67,337
Conversion of Convertible senior notes		[1]	179			179
Conversion of Convertible senior notes, shares	715
Other comprehensive income (loss)				8,049		8,049
Net loss					(165,154)	(165,154)
Balance at Dec. 31, 2020	$ 107		$ 862,134	$ 9,406	$ (569,939)	$ 301,708
Balance, shares at Dec. 31, 2020	56,027,758

[1]	represent amount lower than $1.